SHARE-BASED PAYMENT (Schedule of Inputs to Binomial Model Used for Fair Value Measurement) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Contractual term of up to (years)	6 years 6 months	6 years 6 months	6 years 6 months
Exercise multiple	$ 2	$ 2	$ 2
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	23.00%	25.00%	37.00%
Risk-free interest rate (%)	0.30%	0.20%	0.10%
Weighted average share prices (NIS)	$ 19.17	$ 18.49	$ 16.05
Expected average forfeiture rate (%)	2.00%	1.00%	1.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	41.00%	39.00%	45.00%
Risk-free interest rate (%)	1.70%	0.20%	1.83%
Weighted average share prices (NIS)	$ 19.65	$ 21.17	$ 16.44
Expected average forfeiture rate (%)	6.00%	5.00%	5.00%